SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Naturalshrimp Incorporated [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Derivative liability, beginning	$ 13,101,000		$ 176,000
Reclass to equity upon conversion or redemption			(205,000)
Additions to derivatives		12,985,000
Change in fair value	(811,000)	116,000	29,000
Derivative liability, ending		$ 13,101,000